Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about cash flow information [Table Text Block]
	Year ended December 31,
	2017	2016
	$	$
Change in asset retirement provisions included in mineral properties, plant and equipment	4,766	6,235
Change in accounts payable related to mineral properties, plant and equipment	2,655	(29,903)
Reclassification to (from) mineral properties, plant and equipment from (to) VAT receivable	2,629	(25,013)
Fair value of shares included in mineral properties, plant and equipment	-	8,395
Borrowing costs included in mineral properties, plant and equipment	877	3,568
Share-based compensation included in mineral properties, plant and equipment	607	620

Disclosure of changes in noncash working capital [Table Text Block]
	Year ended December 31,
	2017	2016
	$	$
Trade and other receivables	(711)	(1,313)
VAT receivable	15,530	(27,566)
Prepaid Expense	(158)	(389)
Inventories	(3,759)	(31,195)
Trade and other payables	(1,074)	41,803
Total	9,828	(18,660)